Long-term borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term borrowings
10.
Long-term
borrowings
In November 2019, the Company entered into a revolving credit facility with several banks. The credit facility enables the Company to borrow RMB1,200 million to be used for the construction of the Company’s office building and innovation center. The credit facility expires in eight years and is guaranteed by Xinjiang Qudian Technology Co., Ltd. and Qufenqi (Ganzhou) Information Technology Co., Ltd. and collateralized by the land lease right of use
The following table presents long-term borrowings from banks mentioned above as of December 31, 2020 and 2021:

			As of December 31,
	Floating annual rate (%)	Term	2020	2021
			RMB	RMB	US$
Banks	LPR+0.295%	30 to 95 months	102,415,457	145,311,721	22,802,580

The weighted average interest rate for the outstanding borrowings was approximately 4.95% and 4.95% as of December 31, 2020 and 2021, respectively.
The following table sets forth the contractual obligations which has not included impact of discount of time value as of December 31, 2020 and 2021:

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	4 – 5 years	Greater than 5 years	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of December 31, 2020
Long-term borrowings and interest payables (RMB)	5,064,444	5,064,444	25,082,717	24,094,803	23,070,814	43,102,962	125,480,184

As of December 31, 2021
Long-term borrowings and interest payables (RMB)	7,185,665	35,588,502	34,186,806	32,733,923	31,296,790	29,859,658	170,851,344

Long-term borrowings and interest payables (US$)	1,127,587	5,584,613	5,364,656	5,136,667	4,911,149	4,685,632	26,810,304